Summary of critical accounting judgments and key sources of estimation uncertainty - Contingent Consideration Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Sep. 30, 2018
Disclosure of contingent liabilities in business combination [line items]
Research and development expense	$ 73,953	$ 50,180	$ 43,035
Contingent consideration liabilities	0	0	19,140
Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense	$ 0	(6,870)	12,938
GlyPharma
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired					100.00%
Research and development expense		(6,870)
Contingent consideration liabilities		0	19,140	$ 20,000
GlyPharma | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense		$ 6,870	$ 12,938